--------------------------------------------------------------------------------
NEW JERSEY
DAILY MUNICIPAL                             600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                   212-830-5200

================================================================================








Dear Shareholder:


We are pleased to present the semi-annual report of New Jersey Daily Municipal Income Fund, Inc. for the period November 1, 2000 through April 30, 2001.

The Fund had net assets of $174,358,343 and 547 active shareholders as of April 30, 2001.

Thank you for your support and we look forward to continuing to serve your cash management needs.



Sincerely,



\s\Steven W. Duff



Steven W. Duff
President







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS
APRIL 30, 2001
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------   -------
Tax Exempt Commercial Paper (13.94%)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000   New Jersey EDA Exempt Facility Bonds
              (Chambers Co-Generation)
              LOC Dexia CLF                                                     07/02/01      3.05%   $ 5,000,000   VMIG-1     A1+
  6,800,000   New Jersey EDA Exempt Facilities RB (Logan 1992 Project)
              LOC Union Bank of Switzerland                                     07/02/01      3.05      6,800,000   VMIG-1     A1+
  3,000,000   New Jersey EDFA (Princeton University) - Series 1997A             06/07/01      2.80      3,000,000     P1       A1+
  4,000,000   Salem County, NJ PCFA (Philadelphia Electric Co.) - Series 1993
              LOC Toronto Dominion Bank                                         06/07/01      3.00      4,000,000   VMIG-1     A1
  4,000,000   State of New Jersey TRAN - Series 2001                            05/21/01      3.05      4,000,000     P-1      A1+
  1,500,000   State of New Jersey TRAN - Series 2001                            06/07/01      3.00      1,500,000     P-1      A1+
-----------                                                                                           -----------
 24,300,000   Total Tax Exempt Commercial Paper                                                        24,300,000
-----------                                                                                           -----------
Tax Exempt General Obligation Notes & Bonds (23.77%)
------------------------------------------------------------------------------------------------------------------------------------
$ 4,000,000   Atlantic City, NJ GO BAN (b)                                      06/08/01      4.78%   $ 4,003,078
  1,180,906   Borough of Carlstadt, Bergen County, NJ BAN (b)                   02/08/02      3.35      1,184,872
  1,000,000   Morristown, NJ TAN (b)                                            02/15/02      3.13      1,002,291
  2,400,000   Ocean City, NJ BAN (b)                                            12/12/01      4.24      2,404,246
  2,150,000   Paterson, NJ General Improvement Bonds (b)
              LOC Dexia CLF                                                     01/15/02      3.60      2,162,592
  2,605,000   Secaucus, NJ BAN (b)                                              01/18/02      2.96      2,613,156
  4,550,000   Sussex County, NJ Municipal Utility Authority Project Notes (b)   12/14/01      3.37      4,560,958
  2,850,000   Township of Alexandria, NJ BAN (b)                                12/11/01      4.29      2,855,858
  1,852,500   Township of Alexandria, NJ BAN (b)                                03/07/02      3.35      1,861,619
    931,000   Township of Hardyston, NJ BAN (b)                                 04/24/02      3.31        934,974
  1,596,000   Township of Harrison, NJ BAN - Series 2000B (b)                   10/11/01      4.57      1,597,645
  2,395,000   Township of Maple Shade, Burlington County, NJ BAN (b)            08/06/01      4.39      2,396,213
  4,533,000   Township of Monroe, Middlesex County, NJ BAN (b)                  07/24/01      4.34      4,535,234
  1,000,000   Township of North Brunswick, Middlesex County, NJ BAN             02/21/02      3.26      1,003,528    MIG-1
  1,960,000   Township of Raritan, NJ BAN (b)                                   06/14/01      4.69      1,960,562




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------   -------
Tax Exempt General Obligation Notes & Bonds (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,075,000   Union County, NJ BAN (b)                                          08/31/01      3.23%   $ 2,078,429
  4,279,322   Village Township of South Orange, NJ BAN (b)                      01/28/02      3.06      4,294,767
-----------                                                                                           -----------
 41,357,728   Total Tax Exempt General Obligation Notes & Bonds                                        41,450,022
-----------                                                                                           -----------
Variable Rate Demand Instruments (c) (59.49%)
------------------------------------------------------------------------------------------------------------------------------------
$ 4,900,000   Camden County, NJ Improvement Authority RB
              (Parkview Redevelopment Housing Project) - Series 1996
              LOC General Electric Capital Corporation                          07/01/26      4.20%   $ 4,900,000              A1
  2,562,000   Clipper, NJ Tax-Exempt Certificate - Series 1999                  12/28/04      4.29      2,562,000   VMIG-1
  3,097,500   Morgan Stanley Floating Rate Trust
              (Mercer County Improvement Authority ) - Series 402               01/01/18      4.19      3,097,500   VMIG-1
  2,300,000   New Jersey EDA
              (400 International Drive, Rockerfeller Corporation) (b)
              LOC Barclays Bank PLC                                             09/01/05      4.10      2,300,000
  5,000,000   New Jersey EDA Dock Facility Refunding RB
              (Bayonne/IMTT-Bayonne Project)
              LOC Rabobank Nederland                                            12/01/27      4.20      5,000,000   VMIG-1
  9,700,000   New Jersey EDA Dock Facility Refunding RB
              (Bayonne/IMTT-Bayonne Project) - Series C
              LOC Bank One                                                      12/01/27      3.95      9,700,000   VMIG-1
  6,900,000   New Jersey EDA Dock Facility Refunding RB
              (Bayonne/IMTT-Bayonne Project) - Series 1
              LOC Bank One                                                      12/01/27      3.95      6,900,000   VMIG-1
  4,000,000   New Jersey EDA EDRB (Airis Newark LLC Project)
              Insured by AMBAC Indemnity Corp.                                  01/01/19      4.15      4,000,000   VMIG-1     A1
  1,560,000   New Jersey EDA Economic Growth Bonds - Series 1994A
              LOC National Westminster Bank PLC                                 08/01/14      4.20      1,560,000              A1
  2,455,000   New Jersey EDA IDRB (Kooltronic Incorporated Project) (b)
              LOC First Union National Bank                                     12/01/08      4.30      2,455,000
    100,000   New Jersey EDA Manufacturing Facility RB
              (Commerce Center Project)
              LOC PNC Bank, N.A.                                                08/01/17      4.15        100,000              A1
  4,500,000   New Jersey EDA Mount Olive Industrial EDRB
              LOC Bank of New York                                              12/01/07      4.30      4,500,000              A1+



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 2001
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------   -------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   New Jersey EDA RB (Bennedictine Abbey Newark)
              LOC First Union National Bank                                     12/01/30      4.05%   $ 2,000,000   VMIG-1
  2,095,000    New Jersey EDA RB (Color Graphics Inc. Project) (b)
              LOC First Union National Bank                                     12/01/17      4.25      2,095,000
  2,975,000    New Jersey EDA RB (Filtra Corporation Project) (b)
              LOC Summit Bank                                                   08/01/15      4.30      2,975,000
  1,540,000   New Jersy EDA RB (McLean Association LLC Project) (b)
              LOC First Union National Bank                                     08/01/14      4.30      1,540,000
    955,000   New Jersey EDA Refunding RB (Ninette Group, L.P. Project) (b)
              LOC First Union National Bank                                     08/01/11      4.30        955,000
  1,000,000   New Jersey EDA Refunding RB (Union County Genlyte Project)
              LOC Bank of America                                               10/15/09      4.30      1,000,000     P1
  2,000,000   New Jersey EDA School RB (Peddie School)                          02/01/19      4.15      2,000,000              A1
    850,000   New Jersey EDA School RB (Peddie School)                          02/01/26      4.15        850,000              A1
  1,000,000   New Jersey EDA Sewage Facility RB (b)
              LOC PNC Bank, N.A.                                                07/01/01      4.35      1,000,000
  4,900,000   New Jersey EDA (Stolthaven Project) - Series A
              LOC Citibank, N.A.                                                01/15/18      4.15      4,900,000     P1       A1+
  2,500,000   New Jersey EDA Thermal Energy Facility RB
              LOC Bank One                                                      12/01/09      4.05      2,500,000   VMIG-1
  8,300,000   New Jersey Sports & Expo Authority Services
              Insured by MBIA Insurance Corp.                                   09/01/24      4.00      8,300,000   VMIG-1     A1+
  2,850,000   New Jersey State EDA (Campus 130 Association) (b)
              LOC Bank of New York                                              12/01/11      4.40      2,850,000
  1,791,500   New Jersey State EDA RB (Hartz & Rex Associates) (b)
              LOC Citibank, N.A.                                                01/01/12      4.12      1,791,500
  5,000,000   New Jersey State Educational Facilities
              (College of New Jersey) - Series A
              Insured by AMBAC Indemnity Corp.                                  07/01/29      4.15      5,000,000   VMIG-1     A1+
  2,000,000   New Jersey State TRAN Corporate Certificate
              (Putters) - Series 148
              Insured by AMBAC Indemnity Corp.                                  03/15/09      4.06      2,000,000              A1+
  8,400,000   New Jersey Turnpike RB - Series 1991D
              Insured by FGIC                                                   01/01/18      4.00      8,400,000   VMIG-1     A1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------   -------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   Puerto Rico Infrastrusture Financing Authority
              (Eagle Trust) - Series 2001 (b)                                   10/01/34      4.04%  $  2,000,000
  1,000,000   Somerset, NJ Industrial Pollution Control Authority
              (Minnesota Mining Co.)                                            08/01/22      4.50      1,000,000              A1+
  3,500,000   State of New Jersey                                               05/01/03      4.10      3,500,000   VMIG-1
-----------                                                                                          ------------
103,731,000   Total Variable Rate Demand Instruments                                                  103,731,000
-----------                                                                                          ------------
              Total Investments (97.20%) (Cost $169,481,022+)                                         169,481,022
              Cash and Other Assets in Excess of Liabilities (2.80%)                                    4,877,321
                                                                                                     ------------
              Net Assets (100.00%)                                                                   $174,358,343
                                                                                                     ============
              Net Asset Value, offering and redemption price per share:
              Class A Shares,    104,026,880 shares outstanding (Note 3)                             $       1.00
                                                                                                     ============
              Class B shares,     11,415,203 shares outstanding (Note 3)                             $       1.00
                                                                                                     ============
              Chase Vista Shares, 58,932,385 shares outstanding (Note 3)                             $       1.00
                                                                                                     ============

              +   Aggregate cost for federal income tax purposes is identical.

FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to the rated securities in which the Fund invests.

(c) Securities are payable on demand at par including accrued interest (usually with seven days notice) and where applicable are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
     BAN      =   Bond Anticipation Note                          IDRB     =    Industrial Development Revenue Bond
     EDA      =   Economic Development Authority                  LOC      =    Letter of Credit
     EDFA     =   Economic Development Finance Authority          PCFA     =    Pollution Control Finance Authority
     EDRB     =   Economic Development Revenue Bond               RB       =    Revenue Bond
     FGIC     =   Financial Guarantee Insurance Company           TAN      =    Tax Anticipation Note
     GO       =   General Obligations                             TRAN     =    Tax and Revenue Anticipation Note


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2001
(UNAUDITED)
================================================================================


INVESTMENT INCOME

Income:

   Interest...............................................................................   $   3,143,047
                                                                                              ------------

Expenses: (Note 2)

   Investment management fee..............................................................         271,000

   Administration fee.....................................................................         189,700

   Shareholder servicing fee (Class A)....................................................         101,142

   Shareholder servicing fee (JPMorgan shares)............................................          62,325

   Custodian fee..........................................................................           7,592

   Shareholder servicing and related shareholder expenses+................................          77,697

   Legal, compliance and filing fees......................................................          31,431

   Audit and accounting...................................................................          43,751

   Directors' fees........................................................................           3,006

   Other..................................................................................           5,368
                                                                                              ------------

    Total expenses........................................................................         793,012

    Expenses paid indirectly..............................................................   (      17,985)
                                                                                              ------------

    Net expenses..........................................................................         775,027
                                                                                              ------------

Net investment income.....................................................................       2,368,020



REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments...................................................          -0-
                                                                                              ------------

Increase in net assets from operations....................................................   $   2,368,020
                                                                                              ============


+ Includes class specific transfer agency expenses of $40,381, $4,300 and $24,884 for Class A, Class B and JPMorgan shares, respectively.






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================


                                                                      Six Months
                                                                         Ended                   Year
                                                                    April 30, 2001              Ended
                                                                      (Unaudited)          October 30, 2000
                                                                       ---------           ----------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income.........................................   $    2,368,020          $    4,579,279
   Net realized gain (loss) on investments.......................           -0-             (           84)
                                                                     -------------           --------------
   Increase in net assets from operations........................        2,368,020               4,579,195
Dividends to shareholders from net investment income:
       Class A shares............................................   (    1,311,754)*        (    2,799,602)*
       Class B shares............................................   (      244,177)*        (      308,499)*
       JPMorgan shares...........................................   (      812,089)*        (    1,471,178)*
Capital share transactions (Note 3):
       Class A shares............................................       10,169,539          (    7,868,383)
       Class B shares............................................   (    1,003,881)              5,648,668
       JPMorgan shares...........................................        7,305,002               6,513,413
                                                                     -------------           -------------
       Total increase (decrease).................................       16,470,660               4,293,614
Net assets:
   Beginning of period...........................................      157,887,683             153,594,069
                                                                     -------------           -------------
   End of period.................................................   $  174,358,343          $  157,887,683
                                                                     =============           =============

*    Designated as exempt-interest dividends for federal income tax purposes.









--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================
1. Summary of Accounting Policies.

New Jersey Daily Municipal Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short term, tax exempt money market fund. The Fund has three classes of stock authorized, Class A, Class B and JPMorgan shares (formerly Chase Vista shares). The Class A and JPMorgan shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects the Class A, Class B and JPMorgan shares represent the same interest in the income and assets of the Fund. Distribution for Class B shares commenced on February 9, 1996 and JPMorgan shares commenced on July 9, 1999. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management LLC (Manager), at the annual rate of .30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

2.  Investment   Management  Fees  and  Other   Transactions   with  Affiliates.
(Continued)

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A and JPMorgan shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .20% of the Fund's average daily net assets with respect only to the Class A and JPMorgan shares. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $45,549 paid to Reich & Tang Services L.P., an affiliate of the Manager, as shareholder servicing agent for the Fund. Also, included under the same caption are expense offsets of $79.

Included in the Statement of Operations under the caption "Custodian fees" are expense offsets of $17,906.

3. Capital Stock.

At April 30, 2001, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $174,374,198. Transactions in capital stock, all at $1.00 per share, were as follows:

                                               Six Months Ended                         Year
Class A shares                                  April 30, 2001                          Ended
--------------                                    (Unaudited)                     October 31, 2000
                                                   ---------                      ----------------
Sold...................................            170,571,017                        277,633,942
Issued on reinvestment of dividends....              1,286,857                          2,666,795
Redeemed...............................         (  161,688,335)                     ( 288,169,120)
                                                 -------------                       ------------
Net increase (decrease)................             10,169,539                      (   7,868,383)
                                                 =============                       ============

                                               Six Months Ended                         Year
Class B shares                                  April 30, 2001                          Ended
--------------                                    (Unaudited)                     October 31, 2000
                                                   ---------                      ----------------
Sold...................................             31,744,110                         57,623,177
Issued on reinvestment of dividends....                236,239                            292,988
Redeemed...............................         (   32,984,230)                     (  52,267,497)
                                                 -------------                       ------------
Net increase (decrease)................         (    1,003,881)                         5,648,668
                                                 =============                       ============

                                               Six Months Ended                         Year
JPMorgan Shares                                 April 30, 2001                          Ended
---------------                                   (Unaudited)                     October 31, 2000
                                                   ---------                      ----------------
Sold...................................             72,616,783                         95,773,596
Issued on reinvestment of dividends....                810,808                          1,437,801
Redeemed...............................         (   66,122,589)                     (  90,697,984)
                                                 -------------                       ------------
Net increase...........................              7,305,002                          6,513,413
                                                 =============                       ============



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
4. Sales of Securities.

Accumulated undistributed net realized losses at April 30, 2001 amounted to $15,855. This amount represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire October 31, 2002 through October 31, 2008.

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of New Jersey and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 63% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.

6. Financial Highlights.


Class A shares                                 Six Months                          Year Ended
--------------                                   Ended                             October 31,
                                             April 30, 2001 ----------------------------------------------------------
                                               (Unaudited)    2000         1999         1998        1997        1996
                                                ---------   --------     --------     --------    --------    --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period........... $   1.00    $  1.00      $  1.00      $  1.00     $  1.00     $  1.00
                                                ---------   --------     --------     --------    --------    --------
Income from investment operations:
    Net investment income......................     0.013      0.030        0.023        0.026       0.027       0.027
Less distributions:
    Dividends from net investment income....... (   0.013)  (  0.030)    (  0.023)    (  0.026)   (  0.027)   (  0.027)
                                                 --------    -------      -------      -------     -------     -------
Net asset value, end of period................. $   1.00    $  1.00      $  1.00      $  1.00     $  1.00     $  1.00
                                                =========   ========     ========     ========    ========    ========

Total Return...................................     1.32%**    3.00%        2.30%        2.65%       2.70%       2.69%
Ratios/Supplemental Data
Net assets, end of period (000)................ $  104,017  $  93,848    $ 146,824    $ 166,234   $ 217,529   $ 151,421
Ratios to average net assets:
    Expenses...................................     0.90%*     0.89%        0.86%        0.84%       0.86%       0.78%
    Net investment income......................     2.60%*     2.96%        2.27%        2.60%       2.66%       2.65%
    Management, administration & shareholder
      servicing fee waived ....................     0.00%      0.00%        0.00%        0.00%       0.00%       0.06%


* Annualized
**  Not Annualized





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
6. Financial Highlights. (Continued)

                                                                            Year Ended
Class B shares                              Six Months Ended                October 31,                      February 9, 1996
--------------                               April 30, 2001  ----------------------------------------- (Commencement of offering) to
                                               (Unaudited)     2000       1999       1998       1997          October 31, 1996
                                                ---------    --------   --------   --------   --------        ----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........  $  1.00     $  1.00    $  1.00    $  1.00    $  1.00             $  1.00
                                                 --------    --------   --------   --------   --------            --------
Income from investment operations:
  Net investment income........................     0.014       0.032      0.025      0.028      0.029               0.020
Less distributions:
  Dividends from net investment income.........  (  0.014)   (  0.032)  (  0.025)  (  0.028)  (  0.029)           (  0.020)
                                                  -------     -------    -------    -------    -------             -------
Net asset value, end of period.................  $  1.00     $  1.00    $  1.00    $  1.00    $  1.00             $  1.00
                                                 ========    ========   ========   ========   ========            ========
Total Return...................................     1.43%**     3.22%      2.51%      2.86%      2.91%               2.77%*
Ratios/Supplemental Data
Net assets, end of period (000)................  $ 11,414    $ 12,418   $  6,770   $  2,278   $    315            $    366
Ratios to average net assets:
  Expenses.....................................     0.67%*      0.67%      0.67%      0.63%      0.65%               0.61%*
  Net investment income........................     2.84%*      3.23%      2.48%      2.76%      2.88%               2.72%*



                                                        Six Months Ended          Year                 July 9, 1999
JPMorgan shares                                          April 30, 2001          Ended        (Commencement of Offering) to
---------------                                           (Unaudited)      October 31, 2000         October 31, 1999
                                                           ---------       ----------------         ----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period.............           $  1.00            $  1.00                  $  1.00
                                                            --------           --------                 --------
Income from investment operations:
  Net investment income..........................              0.013              0.030                    0.007
Less distributions:
  Dividends from net investment income...........           (  0.013)          (  0.030)                (  0.007)
                                                             -------            -------                  -------
Net asset value, end of period...................           $  1.00            $  1.00                  $  1.00
                                                            ========           ========                 ========
Total Return.....................................              1.32%**            3.00%                    0.72%**
Ratios/Supplemental Data
Net assets, end of period (000)..................           $ 58,927           $ 51,622                 $ 45,109
Ratios to average net assets:
  Expenses.......................................              0.90%*             0.89%                    0.86%*
  Net investment income..........................              2.60%*             2.96%                    2.27%*

*   Annualized
**  Not Annualized




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
SPECIAL MEETING OF SHAREHOLDERS, OCTOBER 10, 2000

================================================================================

A Special Meeting of Shareholders of the Fund was held at the Fund's office, 600 Fifth Avenue, New York, New York, on October 10, 2000. The purpose of the meeting was to approve a new Investment Management Contract due to CDC Asset Management's (investment management arm of France's Caisse des Depots Group) acquisition of Nvest, L.P. and Nvest Companies, L.P. (the parent of Reich & Tang Asset Management, L.P., the Manager of the Fund); to ratify the selection of PricewaterhouseCoopers LLP, as the Fund's independent accountants for the fiscal year ending October 31, 2001. At the meeting the new Investment Management Contract was approved by the shareholders. Shareholders also ratified the selection of PricewaterhouseCoopers LLP, to serve as the Fund's independent accountants for the fiscal year ended October 31, 2001. No other business was transacted at the meeting.


The results of the voting at the Special Meeting are as follows:

1. To approve a new investment management contract

                                             Shares                       % of                        % of
                                              Voted                 Outstanding Shares            Shares Voted
   ---------------------------------------------------------------------------------------------------------------

         For                               75,916,827                    49.34%                      95.63%
         Against                            1,194,265                     0.78%                       1.50%
         Abstain                            2,279,368                     1.48%                       2.87%



2. To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the Fund for its fiscal year ending October 31, 2001.

                                             Shares                       % of                        % of
                                              Voted                 Outstanding Shares            Shares Voted
   ---------------------------------------------------------------------------------------------------------------

         For                               79,690,685                    49.85%                      96.60%
         Against                            1,158,522                     0.75%                       1.46%
         Abstain                            1,541,253                     1.00%                       1.94%






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------












NEW JERSEY
DAILY
MUNICIPAL
INCOME
FUND, INC.




















                               Semi-Annual Report
                                 April 30, 2001
                                   (Unaudited)






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------








-------------------------------------------------------
This report is submitted  for the general  information
of the  shareholders of the Fund. It is not authorized
for distribution to prospective  investors in the Fund
unless   preceded  or   accompanied  by  an  effective
prospectus,  which includes information  regarding the
Fund's  objectives  and  policies,  experience  of its
management,   marketability   of  shares,   and  other
information.
-------------------------------------------------------


New Jersey Daily Municipal Income Fund, Inc.
   600 Fifth Avenue
   New York, New York 10020


Manager
   Reich & Tang Asset Management LLC
   600 Fifth Avenue
   New York, New York 10020


Custodian
   The Bank of New York
   100 Church Street
   New York, NY 10286

Transfer Agent & Dividend
     Disbursing Agent
   Reich & Tang Services, Inc.
   600 Fifth Avenue
   New York, New York 10020









  NJ4/01S

--------------------------------------------------------------------------------